ACCRUED EXPENSES (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED EXPENSES

Accrued expenses consist of the following:

(Amounts in 000’s)	March 31, 2022	December 31, 2021
Accrued employee benefits and payroll-related	$438	$343
Real estate and other taxes (1)	1,175	1,391
Self-insured reserve (2)	140	162
Accrued interest	222	206
Unearned rental revenue	42	192
Medicaid overpayment - Healthcare Services	1,529	1,529
Other accrued expenses	1,418	1,164
Total accrued expenses	$4,964	$4,987

(1)	March 31, 2022 includes approximately $0.1 million of bed tax accruals for the Healthcare Services segment.

December 31, 2021 includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax for the year for the Healthcare segment.

(2)	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 11 - Commitments and Contingencies).

Accrued expenses consist of the following:

(Amounts in 000’s)	June 30, 2022	December 31, 2021
Accrued employee benefits and payroll-related	$571	$343
Real estate and other taxes (1)	1,672	1,391
Self-insured reserve (2)	154	162
Accrued interest	200	206
Unearned rental revenue	—	192
Medicaid overpayment - Healthcare Services	1,543	1,529
Other accrued expenses	1,304	1,164
Total accrued expenses	$5,444	$4,987

(1)	June 30, 2022 includes approximately $0.1 million of bed tax accruals for the Healthcare Services segment. December 31, 2021 includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax for the year for the Healthcare segment.
(2)	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 11 - Commitments and Contingencies).

Accrued expenses consist of the following:

(Amounts in 000’s)	September 30, 2022	December 31, 2021
Accrued employee benefits and payroll-related	$845	$343
Real estate and other taxes (1)	2,194	1,391
Self-insured reserve	109	162
Accrued interest	202	206
Unearned rental revenue	—	192
Medicaid overpayment - Healthcare Services	1,543	1,529
Other accrued expenses	1,961	1,164
Total accrued expenses	$6,854	$4,987

(1)	September 30, 2022 includes approximately $1.8 million of bed tax accruals for the Healthcare Services segment. December 31, 2021 includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax for the year for the Healthcare segment.

Accrued expenses consist of the following:

	December 31,
Amounts in (000’s)	2021	2020
Accrued employee benefits and payroll related	$343	$218
Real estate and other taxes (1)	1,391	491
Self-insured reserve (2)	162	183
Accrued interest	206	424
Unearned rental revenue	192	41
Medicaid overpayment - Healthcare Services	1,529	—
Other accrued expenses	1,164	868
Total	$4,987	$2,225

(1)	Includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax accrual for the twelve months ended December 31, 2021 for the Healthcare Services segment.

(2)	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 14 - Commitments and Contingencies)